Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
12.	SUBSEQUENT EVENTS

On July 25, 2025, Shengfeng Supply Chain Management Co., Ltd. and a third party signed an annulment agreement to annul the 49% equity transaction of Pingtan SF. (see Note 4 for detail)

The Company evaluated all events and transactions that occurred after June 30, 2025 up through the date the Company issued these unaudited condensed consolidated financial statements. Other than the events disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.